Shareholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Feb. 16, 2021
Shareholders Equity [Line Items]
Converted basis, percentage	20.00%
Preference shares, authorized	1,000,000	1,000,000	1,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued	0	0	0
Preference shares outstanding	0	0	0
Warrants exercise price	$ 11.50	$ 11.50	$ 11.50
Warrant expire term	5 years	5 years	5 years
Business combination, description		In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Initial Shareholders or their affiliates, without taking into account any Founder Shares held by the Initial Shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 10-trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price See “— Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00” and “— Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00” as described below).	In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Initial Shareholders or their affiliates, without taking into account any Founder Shares held by the Initial Shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 10-trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price See “— Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00” and “— Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00” as described below).
Warrants exercise price		$ 11.50
Warrant [Member]
Shareholders Equity [Line Items]
Redemption of warrants description		Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and ● if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and ● if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A Ordinary Share [Member]
Shareholders Equity [Line Items]
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	0	2,970,047	0
Ordinary shares subject to possible redemption	0	29,529,953	0
Ordinary Shares, outstanding	0	2,970,047	0
Converted basis, percentage		20.00%
Class A Ordinary Share [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Redemption of warrants description		Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): ● in whole and not in part; ● at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of Class A ordinary shares to be determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares; ● if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and ● if the closing price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.	Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): ● in whole and not in part; ● at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of Class A ordinary shares to be determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares; ● if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and ● if the closing price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Warrants exercise price	$ 0.361	$ 0.361	$ 0.361
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares, authorized	30,000,000	30,000,000	30,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	8,625,000	8,625,000	8,625,000
Ordinary Shares, outstanding	8,625,000	8,625,000	8,625,000	8,625,000
Shareholders' equity, description		So that the Class B ordinary shares would collectively represent 20% of the Company's issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited.
Class B Ordinary Shares [Member] | Previously Reported
Shareholders Equity [Line Items]
Ordinary shares, authorized	30,000,000		30,000,000
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, issued	7,906,250		7,906,250
Ordinary Shares, outstanding	7,906,250		7,906,250
Converted basis, percentage	20.00%
Shareholders' equity, description	So that the Class B ordinary shares will collectively represent 20% of the Company's issued and outstanding ordinary shares after the Proposed Public Offering.
Class B Ordinary Shares [Member] | Previously Reported | Maximum [Member]
Shareholders Equity [Line Items]
Shares subject to forfeiture	1,031,250		1,031,250